Capital Risk - Summary of Regulatory Capital Resources (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	£ 10,438	£ 10,401
AT1 capital	2,645	2,366
Tier 1 capital	13,083	12,767
Total regulatory capital	15,778	15,038
Capital before regulatory adjustments [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	13,865	13,930
Additional Value Adjustments [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(35)	(42)
Goodwill (Net of Tax) [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(1,155)	(1,161)
Other Intangibles [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(573)	(610)
Fair Value Reserves Related to Gains or Losses on Cash Flow Hedges [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(368)	(251)
Negative Amounts Resulting From the Calculation of Regulatory Expected Loss Amounts [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(619)	(599)
Gains or Losses on Liabilities Valued at Fair Value Resulting From Changes in Own Credit Standing [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(5)	(67)
Deferred Tax Assets That Rely on Future Profitability Excluding Timing Differences [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(8)	(20)
Defined Benefit Pension Fund Assets [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(502)	(631)
Dividend Accrual [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(18)	(18)
IFRS 9 Transitional Adjustment [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	16	21
Non-Controlling Interests [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(160)	(151)
Regulatory Deductions for Instruments Issued by Subsidiary Undertakings or Subject to CRDIV Amortisation [member]
Disclosure of Regulatory Capital Resources [Line Items]
AT1 capital	(83)	(268)
Tier 2 capital	(583)	(986)
Amount of qualifying items subject to phase out from Tier 2 [member]
Disclosure of Regulatory Capital Resources [Line Items]
Tier 2 capital	377	369
Capital Instruments [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	7,060	7,060
AT1 capital	2,241	2,041
Tier 2 capital	2,901	2,888
Retained Earnings [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	6,251	6,439
Accumulated Other Reserves And Non-Controlling Interests [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	554	431
Amount of Qualifying Items Subject to Phase Out From AT1 [member]
Disclosure of Regulatory Capital Resources [Line Items]
AT1 capital	487	593
Tier Two Capital [member]
Disclosure of Regulatory Capital Resources [Line Items]
Tier 2 capital	£ 2,695	£ 2,271